Provision for Dividends	12 Months Ended
Dec. 31, 2025
Provision for Dividends [Abstract]
Provision for dividends
22.	Provision for dividends:

As of December 31, 2025 and 2024, this item is composed as follows:

	2025	2024
	MCh$	MCh$

Provisions for dividends	357,679	362,218
Total	357,679	362,218

(a)	The changes at the end of each year are as follows:

	Provisions for dividends	Total
	MCh$	MCh$

Balances as of January 1, 2024	373,090	373,090
Provisions established	362,218	362,218
Provisions used	(373,090)	(373,090)
Provisions released	—	—
Balances as of December 31, 2024	362,218	362,218
Provisions established	357,679	357,679
Provisions used	(362,218)	(362,218)
Provisions released	—	—
Balances as of December 31, 2025	357,679	357,679